JPMorgan ActiveBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
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NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
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It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for
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solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.3%
Australia — 0.0% ^
Perseus Mining Ltd.	205,854	244,312
Austria — 0.0% ^
Erste Group Bank AG	15,389	390,153
Brazil — 5.5%
Ambev SA	771,516	2,223,247
Atacadao SA	563,471	2,032,115
B3 SA - Brasil Bolsa Balcao	2,700,358	5,793,080
Banco Bradesco SA (Preference)	525,638	1,771,734
Banco BTG Pactual SA *	106,007	463,439
Banco do Brasil SA	228,554	1,596,843
BB Seguridade Participacoes SA	200,356	1,115,606
Bradespar SA (Preference)	121,953	529,851
Caixa Seguridade Participacoes S/A	231,393	332,727
Cia Energetica de Minas Gerais (Preference)	290,672	632,006
EDP - Energias do Brasil SA	181,001	755,614
Gerdau SA (Preference)	124,236	590,194
Hapvida Participacoes e Investimentos SA * (a)	505,872	605,197
Itau Unibanco Holding SA (Preference) *	927,704	4,245,768
Itausa SA (Preference)	691,695	1,159,041
Localiza Rent a Car SA	242,262	2,725,980
Lojas Renner SA *	788,021	3,874,539
Marfrig Global Foods SA	102,700	261,608
MercadoLibre, Inc. *	6,528	5,311,899
Petroleo Brasileiro SA, ADR	631,516	9,018,048
Porto Seguro SA	145,102	516,569
Raia Drogasil SA	366,542	1,486,259
Rumo SA	129,688	440,891
Sao Martinho SA	83,790	569,547
SLC Agricola SA	50,158	428,865
Suzano SA	120,248	1,127,158
TOTVS SA *	54,188	276,590
Vale SA, ADR	311,663	4,194,984
WEG SA	252,213	1,369,743
XP, Inc., BDR *	21,385	453,193
XP, Inc., Class A *	10,581	223,259
		56,125,594
Burkina Faso — 0.0% ^
Endeavour Mining plc	11,159	220,121
Canada — 0.1%
B2Gold Corp.	125,143	437,812
Ivanhoe Mines Ltd., Class A *	40,217	249,992
		687,804
Chile — 0.3%
Banco Santander Chile	75,555,765	2,992,548
Cencosud SA	256,432	350,314
		3,342,862

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — 30.7%
Advanced Micro-Fabrication Equipment, Inc., Class A *	23,685	427,087
Aier Eye Hospital Group Co. Ltd., Class A	294,894	1,330,006
Airtac International Group *	14,000	383,765
Alibaba Group Holding Ltd. *	1,553,500	17,466,728
Angel Yeast Co. Ltd., Class A	225,409	1,483,376
Anhui Conch Cement Co. Ltd., Class H	283,000	1,119,741
Anjoy Foods Group Co. Ltd., Class A	86,800	1,890,831
ANTA Sports Products Ltd.	174,800	1,924,698
Bank of Ningbo Co. Ltd., Class A	342,140	1,584,200
Baoshan Iron & Steel Co. Ltd., Class A	683,600	575,438
Beijing Kingsoft Office Software, Inc., Class A	71,257	1,850,557
Bilibili, Inc., Class Z *	39,683	969,980
BOC Hong Kong Holdings Ltd.	134,000	484,720
BOE Technology Group Co. Ltd., Class A	1,410,900	813,631
Bosideng International Holdings Ltd.	1,132,000	660,691
Brilliance China Automotive Holdings Ltd. ‡ *	16,000	7,360
Budweiser Brewing Co. APAC Ltd. (a)	1,193,900	3,305,832
Centre Testing International Group Co. Ltd., Class A	8,300	25,299
Chacha Food Co. Ltd., Class A	158,400	1,121,498
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	65,500	1,708,322
China Construction Bank Corp., Class H	15,386,000	9,825,665
China Hongqiao Group Ltd.	567,500	591,377
China International Capital Corp. Ltd., Class H (a)	281,200	517,050
China Lesso Group Holdings Ltd.	536,000	656,901
China Longyuan Power Group Corp. Ltd., Class H	683,000	1,097,281
China Merchants Bank Co. Ltd., Class H	1,801,500	9,734,044
China Overseas Land & Investment Ltd.	1,158,000	3,200,042
China Pacific Insurance Group Co. Ltd., Class H	1,080,000	2,306,908
China Petroleum & Chemical Corp., Class H	4,028,000	1,899,027
China Railway Group Ltd., Class H	1,949,000	1,160,230
China Resources Gas Group Ltd.	100,000	419,643
China Resources Land Ltd.	566,000	2,363,775
China Resources Mixc Lifestyle Services Ltd. (a)	630,000	2,669,176
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A *	133,700	718,226
China State Construction Engineering Corp. Ltd., Class A	398,300	297,372
China Vanke Co. Ltd., Class H	1,282,600	2,439,605
China Yangtze Power Co. Ltd., Class A	1,096,100	3,881,089
Chongqing Brewery Co. Ltd., Class A	200,500	3,651,486
Chongqing Fuling Zhacai Group Co. Ltd., Class A	59,100	261,223
CITIC Securities Co. Ltd., Class H	707,500	1,454,752
CMOC Group Ltd., Class H	417,000	204,721
Contemporary Amperex Technology Co. Ltd., Class A *	6,204	470,402
COSCO SHIPPING Holdings Co. Ltd., Class H	381,500	572,358
Country Garden Services Holdings Co. Ltd.	598,000	1,333,567
DaShenLin Pharmaceutical Group Co. Ltd., Class A	99,960	477,390
ENN Energy Holdings Ltd.	231,800	3,781,260
ENN Natural Gas Co. Ltd., Class A	226,500	579,391
Fangda Special Steel Technology Co. Ltd., Class A	652,400	648,792

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Foshan Haitian Flavouring & Food Co. Ltd., Class A	338,875	4,155,204
Fuyao Glass Industry Group Co. Ltd., Class H (a)	685,200	3,323,884
GF Securities Co. Ltd., Class H	1,136,200	1,504,085
Guangdong Investment Ltd.	1,132,000	1,102,710
Guangzhou Automobile Group Co. Ltd., Class H	1,156,000	1,085,082
H World Group Ltd.	687,000	2,694,239
Haier Smart Home Co. Ltd., Class H	3,311,800	10,599,453
Hangzhou Robam Appliances Co. Ltd., Class A	142,800	599,111
Han's Laser Technology Industry Group Co. Ltd., Class A	195,900	923,318
Hefei Meiya Optoelectronic Technology, Inc., Class A	779,121	2,514,760
Huatai Securities Co. Ltd., Class H (a)	463,400	611,276
Huayu Automotive Systems Co. Ltd., Class A	623,846	2,027,572
Hundsun Technologies, Inc., Class A *	83,600	526,603
Industrial & Commercial Bank of China Ltd., Class H	568,000	300,295
Industrial Bank Co. Ltd., Class A	710,925	1,874,106
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,341,200	7,120,260
Jade Bird Fire Co. Ltd., Class A	91,522	412,648
JD Health International, Inc. * (a)	128,400	973,918
JD.com, Inc., Class A	325,350	9,706,021
Jiangsu Hengli Hydraulic Co. Ltd., Class A	185,300	1,431,649
Joyoung Co. Ltd., Class A	145,000	377,773
Kanzhun Ltd., ADR *	43,295	1,017,865
Kingdee International Software Group Co. Ltd. *	1,142,000	2,465,719
Kunlun Energy Co. Ltd.	2,212,000	1,628,402
Kweichow Moutai Co. Ltd., Class A	10,000	2,811,588
Lenovo Group Ltd.	1,134,000	1,099,747
Livzon Pharmaceutical Group, Inc., Class H	170,900	509,485
Longfor Group Holdings Ltd. (a)	283,500	947,278
LONGi Green Energy Technology Co. Ltd., Class A	243,096	2,222,635
Maxscend Microelectronics Co. Ltd., Class A	47,008	671,326
Meituan * (a)	516,900	11,595,800
Midea Group Co. Ltd., Class A	779,412	6,356,935
Minth Group Ltd.	174,000	465,144
Montage Technology Co. Ltd., Class A *	85,782	728,540
NARI Technology Co. Ltd., Class A	510,840	2,211,959
NetEase, Inc.	740,400	13,850,493
Oppein Home Group, Inc., Class A	61,984	1,106,047
PetroChina Co. Ltd., Class H	2,776,000	1,296,280
Pharmaron Beijing Co. Ltd., Class H (a)	219,300	1,784,129
PICC Property & Casualty Co. Ltd., Class H	1,698,000	1,742,983
Pinduoduo, Inc., ADR *	56,176	2,753,186
Ping An Bank Co. Ltd., Class A	1,849,756	3,480,333
Ping An Insurance Group Co. of China Ltd., Class H	1,702,000	10,002,721
Poly Developments and Holdings Group Co. Ltd., Class A	486,200	1,200,036
Postal Savings Bank of China Co. Ltd., Class H (a)	7,155,000	4,733,926
Qingdao Haier Biomedical Co. Ltd., Class A	59,769	616,029
Seazen Holdings Co. Ltd., Class A *	84,700	262,673
Shanghai Baosight Software Co. Ltd., Class A	257,593	1,536,453

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Shanghai Liangxin Electrical Co. Ltd., Class A *	236,400	559,583
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	312,800	471,050
Shenzhen Inovance Technology Co. Ltd., Class A	228,900	2,243,531
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	28,900	1,241,383
Shenzhou International Group Holdings Ltd.	256,600	2,698,960
Sichuan Swellfun Co. Ltd., Class A	113,600	1,202,500
Silergy Corp.	212,000	3,967,446
SITC International Holdings Co. Ltd.	117,000	398,377
Skshu Paint Co. Ltd., Class A *	161,840	2,543,471
StarPower Semiconductor Ltd., Class A	30,574	1,767,865
Suzhou Maxwell Technologies Co. Ltd., Class A	16,260	1,141,203
TBEA Co. Ltd., Class A	369,100	1,368,030
Tencent Holdings Ltd.	712,300	27,529,548
Tingyi Cayman Islands Holding Corp.	1,702,000	2,801,812
Tongwei Co. Ltd., Class A	520,600	4,154,614
Topsports International Holdings Ltd. (a)	1,714,000	1,429,665
Wanhua Chemical Group Co. Ltd., Class A	259,000	3,216,223
Want Want China Holdings Ltd.	557,000	453,309
Wuliangye Yibin Co. Ltd., Class A	86,500	2,289,024
Wuxi Biologics Cayman, Inc. * (a)	872,500	8,351,673
Xilinmen Furniture Co. Ltd., Class A	116,100	511,225
Xinyi Solar Holdings Ltd.	2,382,000	4,046,567
XPeng, Inc., Class A *	25,610	310,946
YTO Express Group Co. Ltd., Class A	188,100	538,877
Yum China Holdings, Inc.	89,489	4,359,009
Yunnan Energy New Material Co. Ltd.	15,900	504,384
Zhejiang Chint Electrics Co. Ltd., Class A	58,600	319,155
Zhejiang Supor Co. Ltd., Class A	427,806	2,976,010
Zhejiang Weixing New Building Materials Co. Ltd., Class A	121,500	354,226
Zijin Mining Group Co. Ltd., Class H	2,250,000	2,636,578
		315,694,436
Colombia — 0.0% ^
Ecopetrol SA	479,401	254,965
Czech Republic — 0.2%
CEZ A/S	40,343	1,833,316
Komercni Banka A/S	13,364	337,660
		2,170,976
Ghana — 0.1%
Kosmos Energy Ltd. *	96,056	608,995
Greece — 0.2%
Hellenic Telecommunications Organization SA	55,896	962,416
OPAP SA	55,613	770,481
		1,732,897
Hong Kong — 2.0%
AIA Group Ltd.	624,800	6,277,147
Hang Seng Bank Ltd.	85,100	1,372,716

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
HKT Trust & HKT Ltd.	570,000	798,636
Hong Kong Exchanges & Clearing Ltd.	137,700	6,319,116
Techtronic Industries Co. Ltd.	281,000	3,118,153
WH Group Ltd. (a)	722,577	547,235
Xinyi Glass Holdings Ltd.	1,181,000	2,329,327
		20,762,330
Hungary — 0.2%
MOL Hungarian Oil & Gas plc	62,167	457,700
OTP Bank Nyrt.	64,984	1,341,555
		1,799,255
India — 11.6%
Aarti Industries Ltd.	42,630	421,307
ACC Ltd.	35,611	1,004,415
Ambuja Cements Ltd.	264,223	1,253,291
Apollo Hospitals Enterprise Ltd.	28,770	1,535,497
Asian Paints Ltd.	16,565	699,786
AU Small Finance Bank Ltd. (a)	102,664	770,462
Axis Bank Ltd.	250,542	2,301,928
Bajaj Auto Ltd.	16,548	819,347
Bharat Electronics Ltd.	479,689	1,668,663
Bharti Airtel Ltd. *	208,883	1,791,223
Britannia Industries Ltd.	28,183	1,390,176
Colgate-Palmolive India Ltd.	22,265	446,523
CRISIL Ltd.	10,084	399,337
Cummins India Ltd.	43,045	668,511
Dr. Reddy's Laboratories Ltd.	17,810	921,564
Eicher Motors Ltd.	10,814	423,660
Endurance Technologies Ltd. (a)	20,938	385,560
GAIL India Ltd.	687,429	1,274,416
Godrej Properties Ltd. *	27,341	522,320
HCL Technologies Ltd.	106,879	1,285,328
HDFC Bank Ltd., ADR	189,510	11,901,228
HDFC Life Insurance Co. Ltd. (a)	174,112	1,223,798
Hero MotoCorp Ltd.	23,371	834,413
Hindalco Industries Ltd.	114,830	604,377
Hindustan Petroleum Corp. Ltd. *	163,309	497,995
Hindustan Unilever Ltd.	191,413	6,394,509
Housing Development Finance Corp. Ltd.	524,978	15,842,692
ICICI Bank Ltd. *	349,489	3,634,949
ICICI Prudential Life Insurance Co. Ltd. (a)	130,036	911,761
Indian Oil Corp. Ltd.	487,351	449,500
IndusInd Bank Ltd.	45,632	604,306
Infosys Ltd.	938,218	18,404,296
ITC Ltd.	126,834	486,397
Jubilant Foodworks Ltd.	89,780	626,753
Kotak Mahindra Bank Ltd.	275,004	6,315,716
Larsen & Toubro Ltd.	112,027	2,567,524

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Lemon Tree Hotels Ltd. * (a)	713,165	596,946
Maruti Suzuki India Ltd.	13,195	1,468,330
Oil & Natural Gas Corp. Ltd.	487,350	827,320
Petronet LNG Ltd.	787,113	2,190,682
Power Grid Corp. of India Ltd.	543,766	1,472,552
Redington India Ltd.	225,705	356,301
Reliance Industries Ltd. *	212,885	6,770,666
Shriram Transport Finance Co. Ltd.	118,253	2,069,918
Tata Consultancy Services Ltd.	209,925	8,780,910
Tata Steel Ltd.	639,570	870,497
UltraTech Cement Ltd.	18,500	1,533,432
United Spirits Ltd. *	74,709	736,246
UPL Ltd.	64,445	604,594
Wipro Ltd.	48,490	258,733
		119,820,655
Indonesia — 2.3%
Adaro Energy Indonesia Tbk. PT	1,549,400	340,215
Astra International Tbk. PT	1,171,800	500,474
Bank Central Asia Tbk. PT	14,248,400	7,085,162
Bank Mandiri Persero Tbk. PT	1,228,700	687,775
Bank Negara Indonesia Persero Tbk. PT	909,100	482,474
Bank Rakyat Indonesia Persero Tbk. PT	24,226,470	7,151,480
Charoen Pokphand Indonesia Tbk. PT	929,000	350,743
Kalbe Farma Tbk. PT	2,822,300	308,400
Merdeka Copper Gold Tbk. PT *	765,000	209,953
Telkom Indonesia Persero Tbk. PT	19,410,400	5,544,000
Unilever Indonesia Tbk. PT	944,400	287,569
United Tractors Tbk. PT	197,500	431,619
		23,379,864
Macau — 0.1%
Sands China Ltd. *	340,000	797,484
Malaysia — 0.5%
CIMB Group Holdings Bhd.	397,600	465,814
Hong Leong Bank Bhd.	84,300	397,769
IHH Healthcare Bhd.	198,200	284,987
Kuala Lumpur Kepong Bhd.	57,600	283,696
Malayan Banking Bhd.	255,900	509,680
Petronas Chemicals Group Bhd.	227,500	454,465
Press Metal Aluminium Holdings Bhd.	255,000	279,066
Public Bank Bhd.	1,768,400	1,844,982
Tenaga Nasional Bhd.	227,200	421,677
		4,942,136
Mexico — 4.0%
America Movil SAB de CV	4,166,117	3,958,583
Arca Continental SAB de CV	104,280	720,913
Fomento Economico Mexicano SAB de CV	69,793	433,161

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mexico — continued
Gruma SAB de CV, Class B	41,044	510,113
Grupo Aeroportuario del Centro Norte SAB de CV	40,151	244,485
Grupo Aeroportuario del Pacifico SAB de CV, Class B	258,244	3,495,741
Grupo Aeroportuario del Sureste SAB de CV, Class B	127,414	2,395,400
Grupo Financiero Banorte SAB de CV, Class O	1,694,325	9,656,211
Grupo Mexico SAB de CV	632,388	2,506,224
Kimberly-Clark de Mexico SAB de CV, Class A	1,465,774	2,164,274
Orbia Advance Corp. SAB de CV	202,041	447,383
Qualitas Controladora SAB de CV	56,277	237,028
Regional SAB de CV	127,681	699,112
Wal-Mart de Mexico SAB de CV	3,743,391	13,608,825
		41,077,453
Nigeria — 0.0% ^
Airtel Africa plc (a)	138,245	267,230
Panama — 0.0% ^
Copa Holdings SA, Class A *	6,252	420,259
Peru — 0.2%
Credicorp Ltd.	19,106	2,472,316
Philippines — 0.2%
ACEN Corp.	76,740	11,669
Ayala Corp.	25,580	288,092
Ayala Land, Inc.	596,700	273,847
Bank of the Philippine Islands	168,050	283,651
BDO Unibank, Inc.	142,750	309,868
International Container Terminal Services, Inc.	117,200	412,892
SM Investments Corp.	18,530	260,926
SM Prime Holdings, Inc.	511,200	339,731
		2,180,676
Poland — 0.4%
Allegro.eu SA * (a)	152,156	827,563
Bank Polska Kasa Opieki SA	34,494	546,320
Dino Polska SA * (a)	6,817	533,020
Powszechna Kasa Oszczednosci Bank Polski SA *	92,025	520,815
Powszechny Zaklad Ubezpieczen SA	322,089	2,109,947
		4,537,665
Portugal — 0.2%
Jeronimo Martins SGPS SA	100,006	2,314,834
Qatar — 0.8%
Industries Qatar QSC	525,046	2,472,024
Qatar Gas Transport Co. Ltd.	758,007	853,648
Qatar Islamic Bank SAQ	95,746	675,947
Qatar National Bank QPSC	780,243	4,321,724
		8,323,343
Russia — 0.0% ^
Gazprom PJSC, ADR ‡ *	580,313	64,763

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Russia — continued
Magnitogorsk Iron & Steel Works PJSC, GDR ‡ (a)	12,378	1,869
MMC Norilsk Nickel PJSC, ADR ‡	22,378	10,742
Moscow Exchange MICEX-RTS PJSC ‡ *	571,670	13,582
Rosneft Oil Co. PJSC, GDR ‡ (a)	141,777	13,270
Sberbank of Russia PJSC ‡ *	629,236	26,330
Severstal PAO, GDR ‡ (a)	98,048	31,375
VTB Bank PJSC ‡ *	168,450,798	793
X5 Retail Group NV, GDR ‡ (a)	13,771	3,324
		166,048
Saudi Arabia — 2.7%
ACWA Power Co.	21,760	1,017,499
Al Rajhi Bank *	211,014	5,084,409
Alinma Bank	313,521	3,198,628
Almarai Co. JSC	62,997	878,730
BinDawood Holding Co.	47,391	1,082,141
Dr. Sulaiman Al Habib Medical Services Group Co.	13,706	752,011
Jarir Marketing Co.	8,521	371,276
Mouwasat Medical Services Co.	27,342	1,800,308
SABIC Agri-Nutrients Co.	39,296	1,402,311
Saudi Arabian Mining Co. *	108,386	1,648,110
Saudi Basic Industries Corp.	86,738	2,310,991
Saudi National Bank (The)	272,451	5,114,382
Saudi Tadawul Group Holding Co.	15,411	915,715
Saudi Telecom Co.	65,234	1,754,051
		27,330,562
Singapore — 0.2%
Sea Ltd., ADR *	19,106	1,458,170
South Africa — 3.9%
Anglo American plc	66,492	2,403,346
AVI Ltd.	306,109	1,275,822
Bid Corp. Ltd.	101,208	1,863,396
Bidvest Group Ltd. (The)	36,214	465,814
Capitec Bank Holdings Ltd.	52,706	6,333,985
Clicks Group Ltd.	178,980	3,013,261
FirstRand Ltd.	1,581,456	6,255,881
Gold Fields Ltd.	41,894	387,474
Impala Platinum Holdings Ltd.	169,612	1,880,576
Mr Price Group Ltd.	50,429	549,073
MTN Group Ltd.	135,371	1,136,141
Naspers Ltd., Class N	15,998	2,260,301
Nedbank Group Ltd.	79,831	1,043,531
Sanlam Ltd.	669,901	2,200,065
Sasol Ltd. *	77,110	1,619,832
Shoprite Holdings Ltd.	90,907	1,229,972
Sibanye Stillwater Ltd.	150,215	369,009
SPAR Group Ltd. (The)	56,119	453,342
Standard Bank Group Ltd.	146,900	1,415,257

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — continued
Truworths International Ltd.	120,178	370,151
Vodacom Group Ltd.	381,148	3,166,811
		39,693,040
South Korea — 12.2%
AfreecaTV Co. Ltd.	11,720	789,162
BGF retail Co. Ltd.	14,005	1,951,076
CJ CheilJedang Corp.	4,260	1,284,024
Coway Co. Ltd.	16,115	794,975
DL E&C Co. Ltd.	21,658	677,908
DL Holdings Co. Ltd.	7,384	370,042
Dongjin Semichem Co. Ltd.	23,085	634,305
E-MART, Inc.	3,168	276,091
Green Cross Corp.	1,987	264,933
Hana Financial Group, Inc.	152,579	4,372,380
Hankook Tire & Technology Co. Ltd.	52,699	1,412,631
Hanon Systems	107,456	882,015
HSD Engine Co. Ltd. *	51,554	353,252
Hugel, Inc. *	9,375	970,798
Hyundai Glovis Co. Ltd.	7,670	1,076,504
Hyundai Mobis Co. Ltd.	10,298	1,812,522
Hyundai Motor Co.	5,114	773,304
Industrial Bank of Korea	94,315	682,588
ISC Co. Ltd.	27,679	740,611
JYP Entertainment Corp.	26,062	1,117,773
K Car Co. Ltd.	36,173	534,716
KakaoBank Corp. *	14,264	340,211
Kakaopay Corp. *	5,114	248,154
Kangwon Land, Inc. *	48,717	973,792
KB Financial Group, Inc.	63,852	2,374,779
Kia Corp.	117,448	7,353,115
KIWOOM Securities Co. Ltd.	15,105	983,594
Korea Gas Corp.	13,295	381,129
Korea Investment Holdings Co. Ltd.	20,245	985,093
Korea Zinc Co. Ltd.	1,713	629,758
KT&G Corp.	14,839	935,288
LG Chem Ltd.	14,544	6,773,937
LG H&H Co. Ltd.	5,720	3,437,890
LG Innotek Co. Ltd.	1,743	488,702
Lotte Rental Co. Ltd.	9,043	276,738
NAVER Corp.	21,649	4,330,695
NCSoft Corp.	8,537	2,452,588
Pan Ocean Co. Ltd.	118,022	513,742
POSCO Holdings, Inc.	13,696	2,557,837
Samsung Biologics Co. Ltd. * (a)	4,397	2,928,698
Samsung Electro-Mechanics Co. Ltd.	19,671	2,166,159
Samsung Electronics Co. Ltd.	751,832	35,588,088
Samsung Engineering Co. Ltd. *	25,346	383,648

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Samsung Fire & Marine Insurance Co. Ltd.	7,523	1,142,909
Shinhan Financial Group Co. Ltd.	64,416	1,773,966
SK Hynix, Inc.	152,197	11,505,611
SK IE Technology Co. Ltd. * (a)	4,267	270,120
SK Innovation Co. Ltd. *	11,105	1,608,819
SK Square Co. Ltd. *	23,405	770,678
SK Telecom Co. Ltd.	36,453	1,504,614
SK, Inc.	14,562	2,470,030
SKC Co. Ltd.	17,984	1,890,267
S-Oil Corp.	38,209	2,723,362
Wonik Materials Co. Ltd.	20,835	511,721
Yuhan Corp.	8,298	369,426
Zinus, Inc.	14,559	532,332
		125,949,100
Taiwan — 16.2%
Accton Technology Corp.	505,000	4,214,670
Advantech Co. Ltd.	491,000	5,648,604
ASE Technology Holding Co. Ltd.	826,000	2,406,999
ASMedia Technology, Inc.	22,000	721,395
ASPEED Technology, Inc.	38,500	2,484,932
Cathay Financial Holding Co. Ltd.	1,686,000	2,572,089
Chailease Holding Co. Ltd.	933,345	6,637,736
Chicony Electronics Co. Ltd.	87,000	230,715
China Development Financial Holding Corp.	5,381,000	2,329,386
CTBC Financial Holding Co. Ltd.	3,444,000	2,645,923
Delta Electronics, Inc.	842,000	7,322,979
E Ink Holdings, Inc.	581,000	3,822,277
E.Sun Financial Holding Co. Ltd.	3,570,427	3,291,177
Eclat Textile Co. Ltd.	284,000	3,882,999
eMemory Technology, Inc.	15,000	596,288
Evergreen Marine Corp. Taiwan Ltd.	157,000	504,501
Formosa Plastics Corp.	566,000	1,745,732
Fubon Financial Holding Co. Ltd.	1,630,000	3,061,812
Giant Manufacturing Co. Ltd.	277,000	2,266,356
Global Unichip Corp.	263,000	4,475,393
Hon Hai Precision Industry Co. Ltd.	1,249,000	4,564,778
Lite-On Technology Corp.	283,000	620,957
Lotes Co. Ltd.	94,000	2,205,109
Makalot Industrial Co. Ltd.	253,000	1,198,917
MediaTek, Inc.	114,000	2,626,570
Mega Financial Holding Co. Ltd.	568,000	672,861
Micro-Star International Co. Ltd.	300,000	1,187,670
momo.com, Inc.	7,920	217,096
Nan Ya Printed Circuit Board Corp.	131,000	1,061,330
Nanya Technology Corp.	601,000	1,055,861
Nien Made Enterprise Co. Ltd.	88,000	845,321
Novatek Microelectronics Corp.	418,000	3,723,876

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Pegavision Corp.	27,000	414,583
President Chain Store Corp.	469,000	4,434,579
Quanta Computer, Inc. *	1,121,000	3,182,449
Realtek Semiconductor Corp.	292,000	3,357,924
Sinbon Electronics Co. Ltd.	93,000	863,710
Taishin Financial Holding Co. Ltd.	1,971,000	1,037,538
Taiwan Cement Corp.	582,961	756,490
Taiwan Mobile Co. Ltd.	210,000	712,632
Taiwan Semiconductor Manufacturing Co. Ltd.	3,408,000	58,445,723
Unimicron Technology Corp.	312,000	1,664,426
Uni-President Enterprises Corp.	855,000	2,012,786
United Microelectronics Corp. *	1,724,000	2,319,226
Vanguard International Semiconductor Corp.	1,132,000	2,726,467
Voltronic Power Technology Corp.	12,000	589,407
Wiwynn Corp.	126,000	3,116,804
		166,477,053
Tanzania, United Republic of — 0.0% ^
AngloGold Ashanti Ltd.	18,836	277,626
Thailand — 1.5%
Advanced Info Service PCL	141,800	779,422
Airports of Thailand PCL *	568,200	1,094,803
Bangkok Dusit Medical Services PCL, Class F	880,600	644,020
Bangkok Expressway & Metro PCL, NVDR	966,300	229,554
Central Pattana PCL, NVDR	227,400	396,096
Central Retail Corp. PCL	284,600	285,148
CP ALL PCL	426,200	708,759
Energy Absolute PCL, NVDR	116,200	258,156
Gulf Energy Development PCL	284,400	368,448
Indorama Ventures PCL, NVDR	198,400	237,479
Intouch Holdings PCL, NVDR	141,900	272,597
Minor International PCL *	482,800	444,063
PTT Exploration & Production PCL	876,500	3,940,787
PTT Global Chemical PCL	198,900	241,551
PTT PCL	795,500	761,477
SCB X PCL	535,400	1,476,314
Siam Cement PCL (The) (Registered)	255,800	2,602,851
Thai Oil PCL	369,400	522,144
		15,263,669
United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC	103,519	257,303
ADNOC Drilling Co. PJSC	922,548	899,165
Aldar Properties PJSC	737,016	984,592
Dubai Electricity & Water Authority PJSC *	2,144,239	1,483,439
Dubai Islamic Bank PJSC	189,866	304,262
Emaar Properties PJSC	798,717	1,198,629

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — continued
Fertiglobe plc	664,922	868,445
First Abu Dhabi Bank PJSC	429,284	2,271,984
		8,267,819
United Kingdom — 0.0% ^
Prudential plc	16,545	204,073
United States — 1.1%
EPAM Systems, Inc. *	11,108	3,879,469
Genpact Ltd.	36,916	1,774,921
Globant SA *	12,572	2,504,845
JS Global Lifestyle Co. Ltd. (a)	883,500	1,062,262
Parade Technologies Ltd.	59,000	2,221,844
		11,443,341
Zambia — 0.1%
First Quantum Minerals Ltd.	33,944	620,272
Total Common Stocks (Cost $1,169,027,685)		1,011,719,388
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 2.18% (b) (c)(Cost $11,526,042)	11,523,990	11,526,295
Total Investments — 99.4% (Cost $1,180,553,727)		1,023,245,683
Other Assets Less Liabilities — 0.6%		6,369,717
NET ASSETS — 100.0%		1,029,615,400

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RTS	Russian Trading System
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2022.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.1%
Semiconductors & Semiconductor Equipment	11.1
Internet & Direct Marketing Retail	5.0
Technology Hardware, Storage & Peripherals	5.0
Insurance	3.7
IT Services	3.6
Food & Staples Retailing	3.5
Oil, Gas & Consumable Fuels	3.5
Interactive Media & Services	3.3
Food Products	3.3
Chemicals	2.7
Electronic Equipment, Instruments & Components	2.6
Metals & Mining	2.6
Household Durables	2.5
Capital Markets	2.0
Entertainment	1.9
Real Estate Management & Development	1.8
Beverages	1.7
Thrifts & Mortgage Finance	1.6
Wireless Telecommunication Services	1.3
Automobiles	1.3
Life Sciences Tools & Services	1.3
Diversified Financial Services	1.3
Auto Components	1.2
Machinery	1.1
Hotels, Restaurants & Leisure	1.1
Textiles, Apparel & Luxury Goods	1.0
Personal Products	1.0
Others (each less than 1.0%)	11.8
Short-Term Investments	1.1

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$244,312	$—	$244,312
Austria	—	390,153	—	390,153
Brazil	56,125,594	—	—	56,125,594

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Burkina Faso	$220,121	$—	$—	$220,121
Canada	687,804	—	—	687,804
Chile	3,342,862	—	—	3,342,862
China	8,130,060	307,557,016	7,360	315,694,436
Colombia	254,965	—	—	254,965
Czech Republic	—	2,170,976	—	2,170,976
Ghana	608,995	—	—	608,995
Greece	—	1,732,897	—	1,732,897
Hong Kong	—	20,762,330	—	20,762,330
Hungary	—	1,799,255	—	1,799,255
India	11,901,228	107,919,427	—	119,820,655
Indonesia	—	23,379,864	—	23,379,864
Macau	—	797,484	—	797,484
Malaysia	283,696	4,658,440	—	4,942,136
Mexico	41,077,453	—	—	41,077,453
Nigeria	—	267,230	—	267,230
Panama	420,259	—	—	420,259
Peru	2,472,316	—	—	2,472,316
Philippines	—	2,180,676	—	2,180,676
Poland	—	4,537,665	—	4,537,665
Portugal	—	2,314,834	—	2,314,834
Qatar	675,947	7,647,396	—	8,323,343
Russia	—	—	166,048	166,048
Saudi Arabia	—	27,330,562	—	27,330,562
Singapore	1,458,170	—	—	1,458,170
South Africa	5,246,808	34,446,232	—	39,693,040
South Korea	—	125,949,100	—	125,949,100
Taiwan	—	166,477,053	—	166,477,053
Tanzania, United Republic of	—	277,626	—	277,626
Thailand	11,755,531	3,508,138	—	15,263,669
United Arab Emirates	—	8,267,819	—	8,267,819
United Kingdom	—	204,073	—	204,073
United States	8,159,235	3,284,106	—	11,443,341
Zambia	620,272	—	—	620,272
Total Common Stocks	153,441,316	858,104,664	173,408	1,011,719,388
Short-Term Investments
Investment Companies	11,526,295	—	—	11,526,295
Total Investments in Securities	$164,967,611	$858,104,664	$173,408	$1,023,245,683
Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended July 31, 2022
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.18% (a) (b)	$3,609,948	$176,179,357	$168,262,888	$(375)	$253	$11,526,295	11,523,990	$37,733	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	1,214,086	10,963,596	12,177,682	—	—	—	—	1,262	—
Total	$4,824,034	$187,142,953	$180,440,570	$(375)	$253	$11,526,295		$38,995	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.